Company Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 20, 2023	Sep. 30, 2023
Company Information [Line Items]
Gross proceeds			$ 21,014
Cash held in trust account	$ 1,264		1,264
Private investment in public equity			$ 19,750
Common stock price per share (in Dollars per share)	$ 0.01		$ 0.01		$ 0.01
Incurred losses from operations	$ (9,348)	$ (9,739)	$ (35,179)	$ (30,804)
Accumulated deficit	$ (92,920)		$ (92,920)			$ (83,762)
Class A Common Stock [Member]
Company Information [Line Items]
Common stock price per share (in Dollars per share)	$ 10		$ 10